UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Report to Stockholders.

(a)

Bridges Investment Fund®
BRGIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Bridges Investment Fund for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.bridgesfund.com/resources/. You can also request this information by contacting us at 1-866-934-4700.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bridges Investment Fund	$81	0.71%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024,  the Fund outperformed its benchmark, the S&P 500 Index. We believe this outperformance was attributable to our security selection and weighting decisions related to Large Cap technology businesses relative to the benchmark.
POSITIONING
Throughout 2024, the Fund benefited from being overweight large technology companies such as NVIDIA, Amazon, and Meta relative to the benchmark. We believe many of the Fund’s largest holdings benefited from increased investor expectations for improving profitability and the potential for accelerated earnings growth in the future. While we can’t be certain of improving fundamentals or accelerating growth, we feel the Fund is well-positioned for what lies ahead.

Top Contributors
↑	NVIDIA
↑	Amazon
↑	Meta Platforms (formerly Facebook)

Top Detractors
↓	Adobe
↓	Old Dominion Freight Line
↓	Ulta Beauty
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund’s only available share class, and to which the Fund does not impose sales charges. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Bridges Investment Fund	PAGE 1	TSR-AR-74316P652

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Bridges Investment Fund TF (without sales charge)	27.80	15.03	12.87
S&P 500 TR	25.02	14.53	13.10
Visit www.bridgesfund.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$233,913,350
Number of Holdings	39
Net Advisory Fee	$1,169,233
Portfolio Turnover	6%
Visit www.bridgesfund.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(% of Net Assets)
Amazon.com, Inc.	9.4%
Microsoft Corp.	9.1%
Alphabet, Inc.	8.4%
NVIDIA Corp.	7.8%
Apple, Inc.	7.5%
Mastercard, Inc.	4.3%
Meta Platforms, Inc.	4.3%
Palo Alto Networks, Inc.	4.1%
Visa, Inc.	3.5%
ServiceNow, Inc.	3.2%

Top Sectors	(% of Net Assets)
Manufacturing	24.7%
Finance and Insurance	17.0%
Information	16.2%
Retail Trade	15.2%
Professional, Scientific, and Technical Services	11.5%
Administrative and Support and Waste Management and Remediation Services	7.8%
Transportation and Warehousing	4.3%
Wholesale Trade	1.3%
Mining, Quarrying, and Oil and Gas Extraction	0.8%
Cash & Other	1.2%

Industry	(% of Net Assets)
Computer and Electronic Product Manufacturing	20.8%
Publishing Industries	11.9%
Professional, Scientific, and Technical Services	11.5%
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers	9.4%
Insurance Carriers and Related Activities	8.5%
Administrative and Support Services	7.8%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	4.7%
Web Search Portals, Libraries, Archives, and Other Information Services	4.3%
Truck Transportation	3.0%
Cash & Other	18.1%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Jack J. Holmes, CFA and Connor Pugno, CFA assumed fund portfolio manager responsibilities in June 2024 following the retirement of Brian Kirkpatrick, CFA as a Portfolio Manager to the Fund. Mr. Holmes was subsequently promoted to Lead Portfolio Manager in July 2024 following the retirement of Edson Bridges III, CFA as Lead Portfolio Manager.
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  www.bridgesfund.com/resources/.
Bridges Investment Fund	PAGE 2	TSR-AR-74316P652

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bridges Investment Fund documents not be householded, please contact Bridges Investment Fund at 1-866-934-4700, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bridges Investment Fund or your financial intermediary.
Bridges Investment Fund	PAGE 3	TSR-AR-74316P652

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Bridges Investment Fund

	FYE 12/31/2024	FYE 12/31/2023
Audit Fees	$15,000	$17,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,500
All Other Fees	N/A	N/A

(e)(1)The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2)The percentage of fees billed by Cohen & Company, LTD. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

BRIDGES INVESTMENT FUND®
Core Financial Statements
December 31, 2024

Bridges Investment Fund®
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.4%
Administrative and Support Services - 7.8%
Mastercard, Inc. - Class A	19,000	$ 10,004,830
Visa, Inc. - Class A	26,250	8,296,050
		18,300,880
Apparel Manufacturing - 0.5%
Cintas Corp.	7,000	1,278,900
Building Material and Garden Equipment and Supplies Dealers - 1.4%
Lowe’s Cos., Inc.	13,500	3,331,800
Chemical Manufacturing - 0.6%
Zoetis, Inc.	8,800	1,433,784
Computer and Electronic Product Manufacturing - 20.8%
Apple, Inc.	69,800	17,479,316
NVIDIA Corp.	135,500	18,196,295
Palo Alto Networks, Inc.(a)	53,000	9,643,880
Thermo Fisher Scientific, Inc.	6,500	3,381,495
		48,700,986
Credit Intermediation and Related Activities - 2.4%
JPMorgan Chase & Co.	23,250	5,573,258
Food and Beverage Retailers - 1.4%
Casey’s General Stores, Inc.	8,500	3,367,955
Funds, Trusts, and Other Financial Vehicles - 1.4%
Alcon, Inc.	37,500	3,183,375
Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.9%
Floor & Decor Holdings, Inc. - Class A(a)	20,000	1,994,000
Insurance Carriers and Related Activities - 8.5%
Berkshire Hathaway, Inc. - Class B(a)	13,250	6,005,960
Progressive Corp.	30,000	7,188,300
UnitedHealth Group, Inc.	13,000	6,576,180
		19,770,440
Machinery Manufacturing - 0.2%
BWX Technologies, Inc.	4,000	445,560
Merchant Wholesalers, Durable Goods - 1.3%
Copart, Inc.(a)	30,000	1,721,700
Pool Corp.	3,900	1,329,666
		3,051,366
Miscellaneous Manufacturing - 1.8%
Intuitive Surgical, Inc.(a)	8,000	4,175,680

The accompanying notes are an integral part of these financial statements.

1

Bridges Investment Fund®
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Motor Vehicle and Parts Dealers - 2.1%
AutoZone, Inc.(a)	400	$1,280,800
Lithia Motors, Inc.	10,000	3,574,300
		4,855,100
Oil and Gas Extraction - 0.8%
EOG Resources, Inc.	16,000	1,961,280
Plastics and Rubber Products Manufacturing - 0.8%
AptarGroup, Inc.	12,000	1,885,200
Professional, Scientific, and Technical Services - 11.5%
Alphabet, Inc. - Class A	73,434	13,901,056
Alphabet, Inc. - Class C	29,891	5,692,442
ServiceNow, Inc.(a)	7,000	7,420,840
		27,014,338
Publishing Industries - 11.9%
Adobe, Inc.(a)	9,500	4,224,460
Cadence Design Systems, Inc.(a)	8,000	2,403,680
Microsoft Corp.	50,500	21,285,750
		27,913,890
Rail Transportation - 1.3%
Union Pacific Corp.	13,050	2,975,922
Rental and Leasing Services - 0.6%
United Rentals, Inc.	1,850	1,303,214
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.7%
Blackrock, Inc.	3,150	3,229,097
Intercontinental Exchange, Inc.	20,000	2,980,200
S&P Global, Inc.	9,500	4,731,285
		10,940,582
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 9.4%
Amazon.com, Inc.(a)	100,000	21,939,000
Truck Transportation - 3.0%
Old Dominion Freight Line, Inc.	40,000	7,056,000
Web Search Portals, Libraries, Archives, and Other Information Services - 4.3%
Meta Platforms, Inc. - Class A	17,000	9,953,670
TOTAL COMMON STOCKS (Cost $59,752,997)		232,406,180

The accompanying notes are an integral part of these financial statements.

2

Bridges Investment Fund®
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Treasury Obligations Fund - Class X, 4.40%(b)	1,692,358	$1,692,358
TOTAL SHORT-TERM INVESTMENTS (Cost $1,692,358)		1,692,358
TOTAL INVESTMENTS - 100.1% (Cost $61,445,355)		$234,098,538
Liabilities in Excess of Other Assets - (0.1)%		(185,188)
TOTAL NET ASSETS - 100.0%		$233,913,350

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

3

BRIDGES INVESTMENT FUND®
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS:
Investments, at value	$234,098,538
Interest receivable	20,125
Dividend tax reclaims receivable	3,750
Dividends receivable	2,535
Receivable for fund shares sold	1,000
Prepaid expenses and other assets	17,358
Total assets	234,143,306
LIABILITIES:
Payable to adviser	102,955
Payable for capital shares redeemed	53,400
Payable for audit fees	18,455
Payable for fund administration and accounting fees	18,451
Payable for printing and mailing	13,128
Payable for custodian fees	7,260
Payable for transfer agent fees and expenses	6,418
Payable for compliance fees	1,209
Payable for expenses and other liabilities	8,680
Total liabilities	229,956
NET ASSETS	$ 233,913,350
Net Assets Consists of:
Paid-in capital	$48,198,910
Total distributable earnings	185,714,440
Total net assets	$ 233,913,350
Net assets	$233,913,350
Shares issued and outstanding(a)	2,155,891
Net asset value per share	$108.50
Cost:
Investments, at cost	$61,445,355

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

BRIDGES INVESTMENT FUND®
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME:
Dividend income	$1,318,647
Less: Dividend withholding taxes	(1,976)
Less: Issuance fees	(666)
Interest income	151,462
Other income	744
Total investment income	1,468,211
EXPENSES:
Investment advisory fee	1,169,233
Fund administration and accounting fees	232,154
Transfer agent fees	74,217
Custodian fees	35,527
Trustees’ fees	30,499
Federal and state registration fees	28,015
Audit fees	18,515
Compliance fees	15,000
Legal fees	14,456
Reports to shareholders	9,731
Other expenses and fees	39,389
Total expenses	1,666,736
Net investment loss	(198,525)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	33,268,121
Foreign currency translation	116
Net realized gain	33,268,237
Net change in unrealized appreciation on:
Investments	24,020,882
Foreign currency translation	(295)
Net change in unrealized appreciation	24,020,587
Net realized and unrealized gain	57,288,824
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 57,090,299

The accompanying notes are an integral part of these financial statements.

5

BRIDGES INVESTMENT FUND®
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
OPERATIONS:
Net investment loss	$(198,525)	$(41,237)
Net realized gain	33,268,237	19,287,419
Net change in unrealized appreciation	24,020,587	43,957,212
Net increase in net assets from operations	57,090,299	63,203,394
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(23,417,402)	(7,268,111)
Total distributions to shareholders	(23,417,402)	(7,268,111)
CAPITAL TRANSACTIONS:
Subscriptions	4,665,588	1,840,058
Reinvestments	11,373,321	3,477,356
Redemptions	(23,730,822)	(28,372,230)
Net decrease in net assets from capital transactions	(7,691,913)	(23,054,816)
Net increase in net assets	25,980,984	32,880,467
NET ASSETS:
Beginning of the year	207,932,366	175,051,899
End of the year	$ 233,913,350	$207,932,366
SHARES TRANSACTIONS:
Subscriptions	44,160	22,377
Reinvestments	100,622	38,282
Redemptions	(215,506)	(347,604)
Total decrease in shares outstanding	(70,724)	(286,945)

The accompanying notes are an integral part of these financial statements.

6

BRIDGES INVESTMENT FUND®
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$93.38	$69.64	$104.32	$88.73	$73.02
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.09)	(0.02)	(0.08)	(0.12)	0.03
Net realized and unrealized gain (loss) on investments(b)	26.50	27.03	(29.59)	22.81	19.14
Total from investment operations	26.41	27.01	(29.67)	22.69	19.17
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	—	—	(0.08)
Net realized gains	(11.29)	(3.26)	(5.01)	(7.10)	(3.38)
Total distributions	(11.29)	(3.27)	(5.01)	(7.10)	(3.46)
Net asset value, end of year	$108.50	$93.38	$69.64	$104.32	$88.73
Total return	27.80%	38.91%	−28.75%	25.93%	26.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$233,913	$207,932	$175,052	$270,124	$238,235
Ratio of expenses to average net assets	0.71%	0.72%	0.77%	0.72%	0.77%
Ratio of net investment income (loss) to average net assets	(0.08)%	(0.02)%	(0.10)%	(0.12)%	0.05%
Portfolio turnover rate	6%(c)	5%(c)	11%	9%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Portfolio turnover rate excludes the impact of in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

Bridges Investment Fund®
NOTES TO FINANCIAL STATEMENTS
December 31, 2024
NOTE 1 – ORGANIZATION
The Bridges Investment Fund® (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services–Investment Companies”. Prior to converting to the Trust on January 3, 2023, the Fund was organized as a standalone entity incorporated in the State of Nebraska. The Fund commenced operations on July 1, 1963.
The investment objective of the Fund is to seek long-term capital appreciation, with a secondary objective of generating a modest amount of current income.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which market quotations are not readily available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Bridges Investment Management, Inc. (the “Adviser”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that

8

Bridges Investment Fund®
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2024. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$232,406,180	$ —	$ —	$232,406,180
Money Market Funds	1,692,358	—	—	1,692,358
Total Investments in Securities	$ 234,098,538	$—	$—	$234,098,538

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare dividends in each calendar year of at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At the most recent fiscal year ended December 31, 2024, the Fund had no post- October losses or late year losses. At the most recent fiscal year ended December 31, 2024, the Fund had no capital loss carryovers available for federal income tax purposes.
As of December 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts (State of Nebraska for periods prior to converting to the Trust on January 3, 2023). As of December 31, 2024, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest

9

Bridges Investment Fund®
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
income and securities lending income are recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program that requires, among other things, that the Fund limit its illiquid investments to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences by reclassified between financial and tax reporting. These reclassifications have no effect on net asset or net asset value per share. On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments for the year ended December 31, 2024[1]:

Bridges Investment Fund
Distributable earnings	$(1,994,179)
Paid-in capital	$1,994,179

[1]	The permanent ROCSOP adjustments are related to Net Operating Losses, Redemption in Kind Adjustments, and foreign currency reclasses. The temporary adjustments are due to wash sales outstanding.
K.
Recently Issued Accounting Pronouncements. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures

10

Bridges Investment Fund®
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
L.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Adviser provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. For the year ended December 31, 2024, the advisory fees incurred by the Fund are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.
The Adviser has contractually agreed to limit the annual ratio of expenses (“Expense Cap”) to 1.05% of the Fund’s average daily net assets (excluding any front-end or contingent deferred loads, taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation). The Operating Expense Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon sixty days written notice to the Adviser. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior thirty-six months from the date the fees were waived and/or expenses were paid. The Fund must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund towards operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Fund operated below the current Expense Cap and accordingly, the Adviser did not waive any fees or reimburse expenses for the year ended December 31, 2024. Any fees reimbursed to the advisor prior to the reorganization into the Trust are not subject to recoupment. Any amount due from the Adviser is paid monthly to the Fund, if applicable. Expenses associated with a specific Fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the Funds of the Trust, or by other equitable means.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the year ended December 31, 2024 are disclosed in the Statement of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
U.S. Bank N.A. serves as the Fund’s custodian. U.S. Bank N.A. is an affiliate of Fund Services.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2024, the cost of purchases and the proceeds from the sale and maturity of securities, excluding short-term investments, were $12,603,628 and $43,467,0271 respectively.
[1]	$2,305,024 of this figure relates to in-kind transactions.

11

Bridges Investment Fund®
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
For the year ended December 31, 2024, there were no purchases, sales or maturities of long-term U.S. Government obligations in the Fund.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended December 31, 2024 and the year ended December 31, 2023 for the Fund were as follows:

	December 31,
	2024	2023
Ordinary income	$—	$—
Long-term capital gain	23,417,402	7,268,111

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.
The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at the most recent fiscal year ended December 31, 2024 were as follows:

Cost of investments	$61,786,339
Gross tax unrealized appreciation	173,107,842
Gross tax unrealized depreciation	(795,709)
Net tax unrealized appreciation (depreciation)	172,312,133
Undistributed ordinary income	—
Undistributed long-term capital gain	13,402,307
Total distributable earnings	13,402,307
Other distributable (accumulated) gains (losses)	—
Total distributable (accumulated) earnings (losses)	$ 185,714,440

NOTE 6 – INVESTMENT TRANSACTIONS
During the year ended December 31, 2024, the Fund realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in- capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

	Redemptions In-Kind	Realized Gains	Realized Losses
Bridges Investment Fund	$2,305,024	$2,187,962	$ —

12

BRIDGES INVESTMENT FUND®
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Bridges Investment Fund and
Board of Trustees of Professionally Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Bridges Investment Fund (the “Fund”), a series of Professionally Managed Portfolios, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2011.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 25, 2025

13

Bridges Investment Fund®
Approval of Investment Advisory Agreement (Unaudited)
At a meeting held on August 14-15, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Bridges Investment Management, Inc. (the “Advisor”) for the Bridges Investment Fund (the “Fund”) for another annual term. At this meeting and at a prior meeting held on June 13, 2024, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1. The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss fund performance and investment outlook, as well as, various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.
2. The Fund’s historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisor’s similarly managed accounts, all for periods ended March 31, 2024. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
The Board noted that the Fund outperformed its Morningstar peer group average for the one-, three- and five-year periods and underperformed for the ten-year period. The Board also noted that the Fund underperformed the average of its Cohort for the one-, five- and ten-year periods and outperformed for the three-year period.
The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting that the Fund outperformed its benchmark for the one- and five-year periods and underperformed for the three- and ten-year periods.
3. The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds, as well as all expense waivers and reimbursements. The Board noted that the Advisor represented it does not have any other comparable accounts.

14

Bridges Investment Fund®
Approval of Investment Advisory Agreement (Unaudited)(Continued)
The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.05% for the Fund excluding certain operating expenses and class-level expenses (the “Expense Cap”) and noted that the Fund was currently operating below this level. The Board noted that the Fund’s net expense ratio was lower than that of its peer group average. The Board also considered that the Fund’s advisory fee and net expense ratio were lower than that of its Cohort median and average. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.
4. Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor. The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Cap, noting that the total expense ratio has been below that of the Expense Cap for some time. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.
5. The profits to be realized by the Advisor and its affiliates from its relationship with the Fund. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the profitability to the Advisor from its relationship with the Fund, and considered any additional material benefits derived by the Advisor from their relationship with the Fund. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate financial resources to support the services it provides to the Fund.
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

15

Bridges Investment Fund®
ADDITIONAL INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended December 31, 2024, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Bridges Investment Fund	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024, was as follows:

Bridges Investment Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended December 31, 2024, was as follows:

Bridges Investment Fund	0.00%

INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.866.934.4700. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.866.934.4700. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Fund’s website at www.bridgesfund.com/resources/.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT reports may also be obtained by calling 1.866.934.4700.

16

Bridges Investment Fund®
ADDITIONAL INFORMATION (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	3/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	3/6/2025

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	3/6/2025

* Print the name and title of each signing officer under his or her signature.